ACCRUED LIABILITIES AND OTHER PAYABLES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities and Other Liabilities [Abstract]
Accrued expenses	$ 3,940,603	$ 3,185,415
Other tax payables	1,118,527	494,446
Accrued liabilites total	5,059,130	3,679,861
Loan advanced from unrelated third parties		1,685,366
Payables to purchase of machinery and equipment		96,307
Temporary receipt for staff quarters	1,558,166	48,205
Others	181,832	308,321
Other payables total	1,739,998	2,138,199
Other payables and accrued liabilities	$ 6,799,128	$ 5,818,060